SEGMENTED INFORMATION (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of operating segments [abstract]
Disclosure of detailed information about royalty and other property interest by location [Table Text Block]
ROYALTY AND OTHER PROPERTY INTERESTS	December 31, 2021	December 31, 2020
Turkey	$55,540	$-
U.S.A.	9,558	12,694
Argentina	8,995	-
Canada	3,790	3,220
Peru	2,475	-
Chile	1,850	1,684
Sweden	438	438
Finland	260	260
Mexico	249	-
Serbia	200	200
Total	$83,355	$18,496

Disclosure of detailed information about property and equipment by location [Table Text Block]
PROPERTY AND EQUIPMENT	December 31, 2021	December 31, 2020
Sweden	$141	$58
U.S.A.	709	688
Total	$850	$746

Disclosure of detailed information about royalty revenue by location [Table Text Block]
ROYALTY REVENUE	December 31, 2021	December 31, 2020
U.S.A.	$3,484	$1,414
Sweden	178	64
Turkey	80	-
Total	$3,742	$1,478